Stockholders' Equity - Summary of Assumptions to Determine Fair Value of Stock Options Granted to Employees and Directors (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	0.70%	2.60%	2.50%	2.50%
Expected term (in years)	5 years 10 months 24 days	6 years	5 years 10 months 24 days	5 years 10 months 24 days
Expected volatility	82.80%	81.10%	81.10%	82.50%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%